STUART M. FRIED, CPA








                                   LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                 MARCH 31, 2000
                                 --------------

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                            YEAR ENDED MARCH 31, 2000
                            -------------------------






                                                                      PAGE
                                                                      ----

INDEPENDENT AUDITOR'S REPORT                                            1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                      2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                           3

STATEMENTS OF CHANGES IN NET ASSETS                                     4

STATEMENTS OF CASH FLOWS                                                5

NOTES TO FINANCIAL STATEMENTS                                         6-13

                                 STUART M. FRIED
                           CERTIFIED PUBLIC ACCOUNTANT
                               11 TWIN BROOK ROAD
                         WEST CALDWELL, NEW JERSEY 07006
                                     ------
                                 (973) 226 4006



                               ACCOUNTANTS' REPORT
                               -------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

We have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 2000, and the related statements of operations, undistributed net income (loss) and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 2000 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 1999. Those financial statements were audited by us in our report thereon, dated November 13, 1999, and which expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 2000 and the related statements of operations, undistributed net income (loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 2000 for them to be in conformity with generally accepted accounting principles.



                                                      /s/ STUART M. FRIED

                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
May 24, 2000

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                     6 MONTHS ENDED   YEAR ENDED
                                                         3/31/00        9/30/99
                                                     --------------   ------------
INVESTMENT IN MUNICIPAL BONDS, with accrued
 interest - at fair market value
 (amortized cost $1,729,893 and
 $1,785,392) (Note 1)                                  $ 1,728,851    $ 1,808,294
Cash                                                         5,955              9
Investment in Vista New York Tax-Free
 Money Market Fund (3.22% avg. Interest rate)               18,546          6,074
Prepaid expenses                                               651          1,293
                                                       -----------    -----------

                                                       $ 1,754,003    $ 1,815,670
                                                       ===========    ===========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES:
   Dividends payable                                   $         0    $    68,900
   Other current liabilities                                 7,547         11,658
                                                       -----------    -----------

                                                             7,547         80,558
                                                       -----------    -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Common stock, no par value, 25,200 shares
    authorized, 18,960 issued and outstanding          $    22,500    $    22,500
   Paid in capital                                         144,732        144,732
   Retained earnings                                     1,571,078      1,570,581
   Undistributed net income (loss)                          32,806            497
   Unrealized (depreciation)of investments                 (24,660)        (3,198)
                                                       -----------    -----------
Total stockholders' equity (equivalent to
$92.11 per share at 3/31/00 and $91.51
per share at 9/30/99)                                    1,746,456      1,735,112
                                                       -----------    -----------

                                                       $ 1,754,003    $ 1,815,670
                                                       ===========    ===========

See accompanying notes and accountant's report.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                         UNDISTRIBUTED NET INCOME (LOSS)
                         -------------------------------



                                                      SIX MONTHS   YEAR ENDED
                                                     ENDED 3/31/00   9/30/99
                                                     ------------- ----------

INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals               $ 40,868    $ 87,112
   Dividend income - tax free                                967         674
                                                        --------    --------

                                                          41,835      87,786
                                                        --------    --------

  EXPENSES:
   Custodial fees (Note 4)                                   937       1,819
   Audit fees                                              1,200       2,400
   Legal fees                                              1,770       2,825
   Taxes other than income taxes                             250         250
   Office expense                                          5,126       9,665
   Insurance                                                 642       1,303
   Filing fees                                               125         250
                                                        --------    --------

                                                          10,050      18,512
                                                        --------    --------

INVESTMENT INCOME                                         31,785      69,274

Net realized gain (loss) from investment transactions      1,000         317
                                                        --------    --------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                               32,785      69,591
Less:  Federal income taxes (refund)                         (21)        194
                                                        --------    --------

NET INVESTMENT INCOME                                     32,806      69,397

Less: Dividends paid                                           0      68,900
                                                        --------    --------

UNDISTRIBUTED NET INCOME (LOSS)                           32,806    $    497
                                                        ========    ========





UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                          (24,660)   $  3,198
                                                        ========    ========



See accompanying notes and accountant's report.

                                                            STUART M. FRIED, CPA





                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------



                                                      SIX MONTHS   YEAR ENDED
                                                     ENDED 3/31/00   9/30/99
                                                     ------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                            $    31,806  $    69,080
   Net realized gain (loss) on investments                  1,000          317
   Change in unrealized appreciation (depreciation)       (21,462)     (59,650)
                                                      -----------  -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                            11,344        9,747

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                           0       68,900
                                                      -----------  -----------

TOTAL INCREASE (DECREASE)                                  11,344      (59,153)

NET ASSETS BEGINNING OF PERIOD                          1,735,112    1,794,265
                                                      -----------  -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(32,806) and
$(497), respectively)                                 $ 1,746,456  $ 1,735,112
                                                      ===========  ===========



DIVIDENDS PER SHARE                                   $         0  $      3.62
                                                      ===========  ===========



See accompanying notes and accountant's report.

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                             STATEMENT OF CASH FLOWS
                             -----------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------



                                                        SIX MONTHS   YEAR ENDED
                                                       ENDED 3/31/00  9/30/99
                                                       -------------  -------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                             $  32,806   $  69,397
  Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in assets and liabilities:
      (Increase) Decrease in municipal bonds with
        accrued interest at fair market value               79,443      27,260
       (Increase) Decrease in Vista New York
        Tax Free Money Market Fund                         (12,472)     37,489
       (Increase) Decrease in prepaid expenses                 642           3
      Increase (Decrease) in other current liabilities      (4,111)      4,721
      Realized (gain) loss from investment transactions
       included in net income                               (1,000)       (317)
                                                         ---------   ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                   95,308     138,553
                                                         ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation
   of investments                                          (21,462)    (59,650)
Realized gain (loss) from investment transactions            1,000         317
                                                         ---------   ---------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                 (20,462)    (59,333)
                                                         ---------   ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                           (68,900)    (79,211)
                                                         ---------   ---------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                            5,946           9


CASH - BEGINNING OF YEAR                                         9           0
                                                         ---------   ---------

CASH - END OF YEAR                                       $   5,955   $       9
                                                         =========   =========



SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
    Income taxes                                         $     250    $     250



See accompanying notes and accountant's report.

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------





NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

      (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

      (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                            STUART M. FRIED, CPA

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------


      (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

      (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

      (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At March 31, 2000
                     Unrealized Appreciation of Bonds totaled      $   4,385
                     Unrealized Depreciation of Bonds totaled         29,045
                                                                   ---------

                     Net Unrealized Depreciation of Investments    $(24,660)
                                                                   ========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $90,996 for the six months ended March 31, 2000 and $129,806 for the year ended September 30, 1999. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $146,000 for the six months ended March 31, 2000 and $95,400 for the year ended September 30, 1999.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $0 ($0 per share) and $68,900 ($3.63 per share) for the six months ended years ended March 31, 2000 and the year ended September 30, 1999 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the six months ended March 31, 2000 and the year ended September 30, 1999, the Company was charged an aggregate of $937 and $1,819respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                         SIX MONTHS     YEAR ENDED
                                       ENDED 3/31/00      9/30/99
                                       -------------    ----------

Investment income                     $         2.21  $         4.63
Operating expenses                               .53             .98
                                      --------------  --------------

INVESTMENT INCOME BEFORE FEDERAL                1.68            3.65
 INCOME TAX

FEDERAL INCOME TAX                                 0             .01
                                      --------------  --------------

INVESTMENT INCOME - NET                         1.68            3.64

Dividends to shareholders                          0            3.63
                                      --------------  --------------

                                                1.68             .01

Realized and unrealized gain (loss)
 on investments - net                          (1.08)          (3.13)
                                      --------------  --------------

CHANGE IN NET VALUE                              .60            3.12

NET ASSET VALUE:
  Beginning of period                          91.51           94.63
                                      --------------  --------------

  End of period                                92.11  $        91.51
                                      ==============  ==============

Ratio of operating expenses to
 average net assets                             .006            .010

Ratio of investment income net to
 average net assets                             .024%           .049%

Portfolio turnover                              5.24%           5.29%

Number of shares outstanding at end
 of period                                    18,960          18,960

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------






NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                             Principal        Amortized      Fair Market*
Name and Title of Issuer                      Amount            Cost            Value
------------------------                     ---------        ---------      ------------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/01                  $  50,000        $ 50,461       $ 51,503

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)               45,000          45,635         46,511

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                           80,000          80,433         77,975

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                           50,000          50,000         50,215

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                 90,000           89,738         92,680

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                       50,000           50,076         51,707

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                50,000           51,223         52,742

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                            90,000           91,040        93,173



                                       -9-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------


                                             Principal        Amortized      Fair Market*
Name and Title of Issuer                      Amount            Cost            Value
------------------------                     ---------        ---------      ------------
Falcon Heights Minn G/O
DD 06/01/99  4/10%  Due 02/01/05
Impt - SER A                                    25,000           25,000         24,032

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                             80,000           79,776         77,208

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                    80,000           83,123         82,244

Greater Richmond Conv. Ctr
DD 02/01/00  5.50%  Due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                  65,000          65,992         66,594

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                           95,000           95,001         96,431

Iowa Student Ln Liquidity Corp.
DD 02/15/91  6.6%  Due 12/01/00
Student Ln Rev Ser C  Ambac                     90,000           90,678         93,257

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                          100,000            99,358       100,853




                                      -10-

                                                            STUART M. FRIED, CPA





                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------




                                             Principal        Amortized      Fair Market*
Name and Title of Issuer                      Amount            Cost            Value
------------------------                     ---------        ---------      ------------
Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                   5,000            5,042          5,158

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                       30,000           30,000         30,196

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                 30,000           30,000         29,784

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                           50,000           49,999         49,057

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                      60,000           60,567         61,217

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                  30,000           30,477         30,421

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                        25,000           25,000         24,664

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                       60,000           60,000         58,018



                                      -11-

                                                            STUART M. FRIED, CPA





                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------



                                             Principal        Amortized      Fair Market*
Name and Title of Issuer                      Amount            Cost            Value
------------------------                     ---------        ---------      ------------
Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                            25,000            25,799         26,152

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                      80,000            80,000         76,676

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                             25,000            25,391         25,234

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                      75,000            74,374         69,998

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                               15,000            15,529         15,901

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                   50,000            50,000         49,467

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                20,000            20,183         20,240



                                      -12-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2000
                                 --------------



                                             Principal        Amortized      Fair Market*
Name and Title of Issuer                      Amount            Cost            Value
------------------------                     ---------        ---------      ------------
Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                  75,000            75,000         74,574

Wyoming Commty Dev Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                           25,000            24,998         24,969
                                            ----------        ----------     ----------

TOTAL INVESTMENT - 98.99%                   $1,720,000        $1,729,893      1,728,851
                                            ==========        ==========

OTHER ASSETS LESS LIABILITIES - (1.01%)                                          17,605
                                                                             ----------

NET ASSETS - 100%                                                            $1,746,456
                                                                             ==========

NET ASSET VALUE PER SHARE                                                    $    92.11
                                                                             ==========

OUTSTANDING SHARES AT MARCH 31, 2000                                             18,960
                                                                             ==========



 *  Includes accrued interest



                                      -13-